Note 2 - Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Liquidity and Going Concern [Text Block]
NOTE 2
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LIQUIDITY

As shown in the accompanying condensed consolidated financial statements, the Company incurred a net loss of $1,264,273 and $146,910 for the six months ended June 30, 2016 and 2015, respectively and $524,488 and $109,119 for the three months ended June 30, 2016 and 2015, respectively. The Company has incurred losses since inception resulting in an accumulated deficit of $7,570,570 as of June 30, 2016. The net loss presented for the three and six months is attributed to goodwill impairment, an increase in professional fees as related to the Merger, and an increase in stock compensation expense. The net loss present for the prior period was attributed to stock compensation expense and research and development expenses. The Company anticipates further losses in the development of its business. The Company had a net working capital of $3,185,092 at June 30, 2016 as a result of the Merger and simultaneous financings. Based on its current forecast and budget, Management believes that the Company’s cash resources will be sufficient to fund its operations for nearly two years from the date of this quarterly report. Absent generation of sufficient revenue from the execution of the Company’s business plan, it will need to obtain debt or equity financing in early 2018.

NOTE 2                 LIQUIDITY

As shown in the accompanying consolidated financial statements, the Company incurred a net loss of $1,023,422 and $302,481 for the years ended December 31, 2015 and 2014, respectively. The Company has incurred losses since inception resulting in an accumulated deficit of $6,306,297 as of December 31, 2015, and has had negative cash flows from operating activities. The Company anticipates further losses in the development of its business. Additionally, the Company had a net working capital deficiency of $675,015 at December 31, 2015.

The Company intends to finance its activities through managing current cash and cash equivalents on hand and seeking additional funds raised in the future through the issuance of common stock, borrowing of funds or merging with another company (see Note 11). Subsequently in February 2016 through April 2016, the Company raised total gross proceeds $4,635,575 (net proceeds of $4,283,438) through a private offering of Series B Preferred Stock. As a result, the Company expects its cash to sustain its operations through the end of 2017. In the next 12 months, the Company expects to burn cash of approximately $2,691,000. In addition to the above capital raise, the Company will need to raise additional funds. However, there can be no assurance that financing will be available when required or if available, obtained on satisfactory terms to the company.